Operating Revenues	12 Months Ended
Dec. 31, 2017
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Operating Revenues
25.	Operating Revenues

Operating revenues for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Services provided	￦	19,455,693	￦	19,935,865	￦	19,898,725
Sale of goods		2,755,980		2,819,141		3,360,816
Others		488,183		365,872		287,388

Total	￦	22,699,856	￦	23,120,878	￦	23,546,929